Document And Entity Information	6 Months Ended
Jun. 30, 2021
Document Information Line Items
Entity Registrant Name	UCOMMUNE INTERNATIONAL LTD
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 4
Entity Central Index Key	0001821424
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Floor 8, Tower D
Entity Address, Address Line Two	No.2 Guang Hua Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100026
City Area Code	8610
Local Phone Number	6506-7789
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	1 800
Local Phone Number	-221-0102
Contact Personnel Name	Cogency Global lnc.
Entity Address, State or Province	NY